Equity-accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Investment in and loan to equity-accounted investment (note 5)	$ 15,998	$ 15,731
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in and loan to equity-accounted investment (note 5)	$ 16,000	$ 15,700